                                                          [LOGO OF GOVETT FUNDS]


                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2000

                                   CONTENTS


                         ------------------------------------------------------
                         SCHEDULE OF INVESTMENTS    1

                         FINANCIAL STATEMENTS       9

Govett Emerging Markets Equity Fund
Schedule of Investments
June 30, 2000 (Unaudited)

                                                                       Value
   Shares                    Description                           (See Note 1)
--------------------------------------------------------------------------------
            Common Stocks - 80.8%

            Brazil - 5.9%
     6,500    Embratel Participacoes ADR .......................  $     153,563
     4,820    Pao de Acucar GDR.................................        154,842
       188    Tele Norte Leste Participacoes
                ADR.............................................          4,442
     1,410    Telebras..........................................        136,946
     2,092    Telemig Celular Participacoes
                ADR.............................................        149,578
     6,900    Unibanco GDR .....................................        198,375
                                                                  -------------
                                                                        797,746
                                                                  -------------
            China - 1.4%
   900,000    PetroChina Company Ltd. 'H'*......................        187,031
                                                                  -------------
            Czech Republic - 1.2%
     9,598    SPT Telekom*......................................        161,144
                                                                  -------------
            Hong Kong - 3.6%
    14,000    China Mobile*.....................................        123,469
    12,600    HSBC Holdings.....................................        143,852
    11,000    Hutchison Whampoa ................................        138,285
   100,200    New World Infrastructure..........................         88,689
                                                                  -------------
                                                                        494,295
                                                                  -------------

            Hungary - 2.8%
     1,392    Gedeon Richter GDR ...............................         74,646
     8,684    Magyar Tavkozlesi Rt. ADR.........................        299,055
                                                                  -------------
                                                                        373,701
                                                                  -------------
            India - 6.5%
     3,100    Himachal Futuristic
              Communications, Ltd. .............................         98,582
     8,993    Hindalco Industries ..............................        159,044
     3,850    Hindustan Lever ..................................        244,568
     3,300    ITC...............................................         58,731
    35,000    Mahanagar Telephone Nigam.........................        168,180
     1,600    Satyam Computer Services*.........................        106,869
       580    SSI Ltd. .........................................         36,948
                                                                  -------------
                                                                        872,922
                                                                  -------------
            Israel - 4.1%
       900    Check Point Software
                Technologies Ltd.* .............................        190,575
     2,000    Comverse Technology, Inc.* .......................        186,000
     1,900    Orbotech Ltd.* ...................................        176,462
                                                                  -------------
                                                                        553,037
                                                                  -------------
            Malaysia - 1.8%
    90,000    Resorts World.....................................
                                                                        246,316
                                                                  -------------
            Mexico - 12.9%
    34,000    Banacci 'O'* .....................................        145,100
     5,270    Cemex ADR.........................................        123,186
    47,541    Femsa* ...........................................        202,888
    58,500    Grupo Modelo .....................................        135,825
     3,760    Grupo Televisa GDR* ..............................        259,205
    17,700    Organizacion Soriana* ............................         70,502
   199,594    Telefonos de Mexico ..............................        569,892
   100,750    Walmart de Mexico* ...............................        232,386
                                                                  -------------
                                                                      1,738,984
                                                                  -------------
            Russia - 1.2%
     1,779    Lukoil Holding ADR ...............................         90,942
     6,073    Surgutneftegaz ADR ...............................         78,949
                                                                  -------------
                                                                        169,891
                                                                  -------------
            South Africa - 1.9%
     2,800    Anglo American Corp. .............................        133,160
         1    Edgars Consolidated Stores........................              5
    16,100    Sappi ............................................        121,196
                                                                  -------------
                                                                        254,361
                                                                  -------------
            South Korea - 16.2%
     9,110    Korea Electric Power .............................        282,690
     4,000    Korea Telecom ADR ................................        193,500
     2,060    Korea Telecom Freetel* ...........................        137,269
    11,066    L.G Chemical .....................................        221,315
     2,760    Pohang Iron & Steel ..............................        234,161
     2,224    Samsung Electronics ..............................        735,998
     8,600    Samsung Securities Co., Ltd. .....................        188,964
       590    SK Telecom Co., Ltd. .............................        193,135
                                                                  -------------
                                                                      2,187,032
                                                                  -------------
            Taiwan - 12.9%
    19,200    Acer Peripherals, Inc. ...........................         54,366
    39,737    Asustek Computer .................................        328,501
   109,000    Far East Textile Ltd. ............................        135,518
   117,000    Formosa Plastics Corp. ...........................        220,863
   143,000    Siliconware Precision Industries
                Co.* ...........................................        321,139
    14,000    Systex Corp.*.....................................         49,211
   183,540    United Microelectronics* .........................        510,746
    25,600    Universal Scientific Industrial Co.,
                Ltd. ...........................................         62,490
    32,000    Wyse Technology Taiwan Ltd. ......................         57,282
                                                                  -------------
                                                                      1,740,116
                                                                  -------------
            Thailand - 1.2%
    13,500    Advanced Info Service* ...........................        168,168
                                                                  -------------
            Turkey - 7.2%
10,091,406    Aksigorta A.S ....................................        199,244
 1,602,801    Netas Northern
                Telekomunikasyon A.S ...........................        178,248

See accompanying notes to the financial statements.

Schedule of Investments
June 30, 2000 (Unaudited)


                                                                        Value
   Shares                      Description                          (See Note 1)
--------------------------------------------------------------------------------
            Common Stocks - (continued)
            Turkey - (continued)
 2,500,000    Tupras-Turkiye Petrol Rafineriler
                A.S. .........................................     $    130,954
13,463,331    Turkiye Garanti Bankasi A.S.* ..................          162,746
26,798,439    Yapi ve Kredi Bankasi* .........................          298,027
                                                                  -------------
                                                                        969,219
                                                                  -------------

Total - Common Stocks (Cost $8,618,061)                              10,913,963
                                                                   ------------
            Preferred Stocks - 11.1%
            Brazil - 11.1%
 1,969,000    Banco Itau .....................................          173,045
    14,929    Petrobras ......................................          451,140
11,733,738    Tele Norte Leste Participacoes .................          274,883
14,065,700    Telecentro Sul Participacoes ...................          203,557
 6,097,454    Telesp Celular .................................          109,879
    10,320    Vale de Rio Doce ...............................          291,260
                                                                  -------------

Total - Preferred Stocks (Cost $837,259) .....................        1,503,764
                                                                  -------------
            Warrants and Rights - 2.3%

            Brazil - 0.0%
       101      Tele Norte Leste Participacoes ...............               --
                                                                  -------------

            South Africa - 1.2%
    19,798    Dimension Data Holdings Ltd. ...................          163,936
                                                                  -------------
            Turkey - 1.1%
   479,786    Vestel Elektronik Sanayii ve
                Ticaret A.S.* ................................          144,993
                                                                  -------------
Total - Warrants and Rights (Cost $215,707)                             308,929
                                                                  -------------
TOTAL INVESTMENTS - 94.2%
  (COST $9,671,027)                                                  12,726,656

Other Assets and Liabilities (net) - 5.8%                               786,870
                                                                  -------------
TOTAL NET ASSETS - 100.0%                                         $  13,513,526
                                                                  =============

                               Sector Allocation

Regional Telecommunications                                                11.6%
National Telecommunications                                                11.6
Semiconductor Equipment & Products                                         11.6
Computers & Peripherals                                                     9.2
Banking                                                                     8.9
Metals & Mining                                                             6.1
Oil & Gas                                                                   6.0
Chemicals                                                                   3.3
Beverages                                                                   2.9
Household Products                                                          2.9
Other                                                                      20.1
                                                                         ------
                                                                           94.2
Other Assets and Liabilities (net)                                          5.8
                                                                         ------
Total Net Assets                                                          100.0%
                                                                         ======


  *  Non-income producing security
ADR  American Depositary Receipt
GDR  Global Depositary Receipt

See accompanying notes to the financial statements.

Govett Smaller Companies Fund
Schedule of Investments
June 30, 2000 (Unaudited)

                                                                       Value
   Shares                     Description                          (See Note 1)
--------------------------------------------------------------------------------
            COMMON STOCKS - 97.7%

            DENMARK - 2.2%

            Commercial Services &
              Supplies - 2.2%
    18,000   International Service System* ......................  $  1,369,022
                                                                   ------------
            FINLAND - 1.2%

            Communications Equipment - 1.2%
    25,000    Perlos ............................................       789,268
                                                                   ------------
            FRANCE - 1.9%

            Computers & Peripherals - 1.9%
     7,108    Cap Gemini ........................................     1,230,158
                                                                   ------------
            GERMANY - 0.4%

            Electronic Equipment &
            Instruments - 0.4%
    15,250   Vivanco Gruppe .....................................       245,817
                                                                   ------------
            ISRAEL - 2.1%

            Diversified Telecommunication
              Services - 0.7%
    55,000    Forsoft* ..........................................       426,250
                                                                   ------------
            IT Consulting & Services - 1.4%
    10,000    Comverse Technology, Inc.* ........................       930,000
                                                                   ------------
                                                                      1,356,250
                                                                   ------------
            ITALY - 3.2%

            Media - 3.2%
   140,000    Class Editore .....................................     2,048,377
                                                                   ------------
            JAPAN - 10.4%

            Commercial Services & Supplies - 5.3%
    31,900    H.I.S.C.O .........................................     1,574,789
    44,800    Meitec ............................................     1,772,670
                                                                   ------------
                                                                      3,347,459
                                                                   ------------

            Electrical Equipment - 1.7%
    18,700    Fuji Soft ABC .....................................     1,108,135
                                                                   ------------
            Pharmaceuticals - 3.4%
    52,000    Kyorin Pharmaceutical .............................     2,155,542
                                                                   ------------
                                                                      6,611,136
                                                                   ------------
            SPAIN - 1.7%

            Hotels Restaurants & Leisure - 0.9%
    50,000    NH Hoteles* .......................................       574,663
                                                                   ------------
            IT Consulting & Services - 0.8%
    22,300    Indra Sistemas ....................................       509,622
                                                                   ------------
                                                                      1,084,285
                                                                   ------------
            THAILAND - 2.3%

            Diversified Telecommunications
              Equipment - 2.3%
   367,000    Total Access Communication* ........................    1,475,340
                                                                   ------------
            UNITED KINGDOM - 5.3%

            Computers & Peripherals - 2.6%
   161,033    RM .................................................    1,636,955
                                                                   ------------
            Health Care Equipment & Supplies - 2.7%
   105,991    Nestor Healthcare Group ............................      777,612
    90,000    SSL International ..................................      973,422
                                                                   ------------
                                                                      1,751,034
                                                                   ------------
                                                                      3,387,989
                                                                   ------------

            UNITED STATES - 67.0%

            Aerospace & Defense - 1.1%
    40,000    Teledyne Technologies, Inc.* .......................      670,000
                                                                   ------------
            Automobiles - 1.2%
    45,000    Arvin Industries, Inc. .............................      781,875
                                                                   ------------
            Banks - 1.2%
    50,000    Banknorth Group, Inc.* .............................      765,625
                                                                   ------------
            Commercial Services & Supplies - 4.8%
    50,000   Genome Therapeutics Corp.* ..........................    1,521,875
    35,000   True North Communications ...........................    1,540,000
                                                                   ------------
                                                                      3,061,875
                                                                   ------------
            Communications Equipment - 1.0%
    20,000    Williams Communications Group, Inc.* ...............      663,750
                                                                   ------------
            Computers & Peripherals - 4.2%
    20,000    Atmel Corp.* .......................................      737,500
    30,000    Baltimore Technologies ADR* ........................      472,500
    13,500    Scientific-Atlanta .................................    1,005,750
    22,500    USinternetworking* .................................      459,844
                                                                   ------------
                                                                      2,675,594
                                                                   ------------
            Diversified Financials - 11.4%
    55,000    Blackrock, Inc.* ...................................    1,595,000
    20,000    CIT Group ..........................................      325,000
    25,000    Legg Mason, Inc. ...................................    1,250,000
    30,000    Paine Webber Group .................................    1,365,000
    20,000    Southwest Securities Group, Inc. ...................      745,000
    60,000    Waddell & Reed Financial ...........................    1,968,750
                                                                   ------------
                                                                      7,248,750
                                                                   ------------

             Diversified Telecommunication Services - 1.3%
    25,000    Andrew Corp.* ......................................      839,063
                                                                   ------------
See accompanying notes to the financial statements.

Schedule of Investments
June 30, 2000 (Unaudited)

                                                                        Value
    Shares                     Description                          (See Note 1)
--------------------------------------------------------------------------------
            COMMON STOCKS - (continued)
            Electronic Equipment &
              Instruments - 6.0%
    21,000    C & D Technologies, Inc. ...................          $ 1,186,500
    20,000    Harris Corp. ...............................              655,000
    15,000    Jabil Circuit* .............................              744,375
    15,000    MKS Instruments* ...........................              586,875
    15,000    Powerwave Technologies, Inc.* ..............              660,000
                                                                    -----------
                                                                      3,832,750
                                                                    -----------

            Energy Equipment & Services - 1.6%
    40,000    Grant Prideco, Inc.* .......................            1,000,000
                                                                    -----------

            Health Care Equipment & Supplies - 10.5%
    25,000    Biomet, Inc. ...............................              960,937
    65,000    CIMA Labs, Inc.* ...........................            1,316,250
    85,000    Edwards Lifesciences Corp.* ................            1,572,500
   100,000    Health Management Associates,
                Inc. (Class A)* ..........................            1,306,250
    70,000    LifePoint Hospitals, Inc.* .................            1,557,500
                                                                    -----------
                                                                      6,713,437
                                                                    -----------
            Media - 2.1%
    28,000    Adelphia Communications* ...................            1,312,500
                                                                    -----------
            Metals & Mining - 2.2%
    29,200    Belden, Inc. ................................             748,250
    25,000    Harsco Corp. ................................             637,500
                                                                    -----------
                                                                      1,385,750
                                                                    -----------
            Multiline Retail - 1.9%
    50,000    Tuesday Morning Corp.* ......................             525,000
    40,000    Wendy's International, Inc. .................             712,500
                                                                    -----------
                                                                      1,237,500
                                                                    -----------
            Oil & Gas - 5.2%
   129,400    Parker Drilling Co.* ........................             800,663
    27,900    Patina Oil & Gas Corp. ......................             578,925
    15,000    Smith International, Inc.* ..................           1,092,187
    60,000    Stolt Comex Seaway* .........................             847,500
                                                                    -----------
                                                                      3,319,275
                                                                    -----------
            Semiconductor Equipment &
              Products - 1.0%
     6,000    Altera Corp.* ................................            611,625
                                                                    -----------

            Services - 1.2%
    22,000    PairGain Technologies, Inc.* .................            780,749
                                                                    -----------

            Software - 2.1%
    32,000    MarchFirst, Inc.* ............................            584,000
    85,500    NetObjects, Inc.* ............................            780,188
                                                                    -----------
                                                                      1,364,188
                                                                    -----------

            Technology - 1.3%
    43,000    Vical, Inc.* .................................            827,750
                                                                    -----------

            Textiles & Apparel - 1.0%
    40,000    Wellman, Inc. ................................            647,500
                                                                    -----------

            Wireless Telecommunication
              Services - 4.7%
    55,000    Spectrasite Holdings, Inc.* ..................          1,560,625
    6,500     VoiceStream Wireless* ........................            755,930
    20,500    WinStar  Communications* .....................            694,437
                                                                    -----------
                                                                      3,010,992
                                                                    -----------
                                                                     42,750,548
                                                                    -----------
Total - Common Stocks (Cost 51,410,995)                              62,348,190
                                                                    -----------
TOTAL INVESTMENTS - 97.7%
  (Cost 51,410,995)                                                  62,348,190
Other Assets and Liabilities (net) - 2.3%                             1,470,519
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $63,818,709
                                                                    ===========
   *  Non-income producing security
 ADR  American Depositary Receipt

See accompanying notes to the financial statements.

Govett International Smaller Companies
Schedule of Investments
June 30, 2000 (Unaudited)

                                                                        Value
Shares                   Description                                (See Note 1)
--------------------------------------------------------------------------------
            Common Stocks - 86.2%
            Denmark - 3.9%
       580    International Service System*..........................$   44,113
                                                                     -----------

            Finland - 3.7%
     1,350    Perlos Corp............................................    42,621
                                                                     -----------

            France - 2.3%
       150    Cap Gemini.............................................    25,960
                                                                     -----------

            Germany - 2.1%
         9    Porsche................................................    24,336
                                                                     -----------

            Italy - 4.3%
     2,700    Class Editore..........................................    39,504
     1,900    Simint.................................................    10,040
                                                                     -----------
                                                                         49,544
                                                                     -----------

            Japan - 27.5%
     1,000    Arrk Corp..............................................    50,403
       300    Doutor Coffee..........................................    23,176
       400    Fuji Soft ABC..........................................    23,703
       600    H.I.S.C.O..............................................    29,620
     1,000    Kyorin Pharmaceutical..................................    41,453
     1,000    Meitec.................................................    39,568
     5,000    Nichido Fire & Marine Insurance Co.,
                Ltd..................................................    27,321
       300    Noritsu Koki Co. Ltd...................................    10,175
       300    People.................................................    24,024
     3,000    Tokyo Biso Kogyo Corp..................................    16,562
     2,000    Tsubaki Nakashima......................................    29,394
                                                                     -----------
                                                                        315,399
                                                                     -----------

            Spain - 6.8%
     2,300    Indra Sistemas.........................................    52,562
     2,150    NH Hoteles*............................................    24,710
                                                                     -----------
                                                                         77,272
                                                                     -----------

            Thailand - 2.6%
     7,500    Total Access Communication*............................    30,150
                                                                     -----------

            United Kingdom - 33.0%
     7,000    Biocompatibles International*..........................    32,190
     7,333    Cannons Group..........................................    15,308
     1,400    Filtronic..............................................    17,154
    10,100    First Choice Holidays..................................    22,154
     4,500    First Technology.......................................    36,418
    10,300    Grantchester Holdings..................................    26,487
     1,500    Guardian IT............................................    31,029
     5,000    J.D. Wetherspoon.......................................    28,363
    23,650    Miller Fisher Group....................................    10,822
     2,780    Nestor Healthcare Group................................    20,396
     6,500    Redrow Group...........................................    17,502
     2,500    RM.....................................................    25,413
     8,500    Saatchi & Saatchi......................................    54,690
     1,325    SSL International......................................    14,331
     3,000    Ultraframe.............................................    26,185
                                                                     -----------
                                                                        378,442
                                                                     -----------
Total - Common Stocks (Cost $746,228)                                   987,837
                                                                     -----------
TOTAL INVESTMENTS - 86.2%
  (Cost $746,228)                                                       987,837
Other Assets and Liabilities (net) - 13.8%                              157,544
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $1,145,381
                                                                     ===========

* Non-income producing security

                               Sector Allocation

Commercial Service & Supplies                                              13.7%
Computers & Peripherals                                                     8.9
Media                                                                       8.4
Hotels, Restaurants, & Leisure                                              8.1
Health & Personal Care                                                      6.0
Automobiles                                                                 5.4
Containers & Packaging                                                      5.4
IT Consulting & Services                                                    4.7
Building Products                                                           3.9
Communications Equipment                                                    3.8
Other                                                                      17.9
                                                                          -----
                                                                           86.2
Other Assets and Liabilities (net)                                         13.8
                                                                          -----
  Total Net Assets                                                        100.0%
                                                                          =====

See accompanying notes to the financial statements.

Govett International Equity Fund
Schedule of Investments
June 30, 2000 (Unaudited)

                                                                      Value
Shares                              Description                    (See Note 1)
--------------------------------------------------------------------------------
            Common Stocks - 96.3%
            Brazil - 1.6%
     2,730    Pas de Acucaz ADR......................................$   87,701
     3,239    Telesp ADR.............................................    59,922
     3,460    Vale Rio Doce ADR......................................    97,745
                                                                     -----------
                                                                        245,368
                                                                     -----------

            Finland - 2.6%
     7,885    Nokia Oyj..............................................   401,981
                                                                     -----------

            France - 18.3%
     2,286    Accor..................................................    93,604
     6,531    Aventis................................................   476,226
     2,897    Axa....................................................   455,920
     2,790    Banque Nationale de Paris..............................   268,238
       438    Cap Gemini.............................................    77,077
       621    Equant*................................................    25,209
     1,578    Groupe Danone..........................................   209,208
       705    L'Air Liquide..........................................    91,854
     1,464    Lafarge................................................   113,664
     2,901    ST Microelectronics N.V................................   182,620
     3,511    Total Fina.............................................   537,815
       867    Valeo..................................................    46,309
     3,135    Vivendi................................................   276,440
                                                                     -----------
                                                                      2,854,184
                                                                     -----------

            Germany - 8.2%
     3,905    Deutsche Bank..........................................   321,804
     6,634    Deutsche Telekom AG....................................   382,181
     2,493    MG Technologies AG*....................................    34,240
       198    SAP....................................................    36,977
     2,338    Siemens................................................   349,661
     1,612    Veba AG................................................    77,645
     1,728    Volkswagon.............................................    66,421
                                                                     -----------
                                                                      1,268,929
                                                                     -----------

            Hong Kong - 0.6%
     7,808    Hutchison Whampoa......................................    98,157
                                                                     -----------

            Hungary - 0.9%
     4,000    Magyar Tavkozlesi Rt. ADR..............................   137,750
                                                                     -----------

            India - 0.5%
     8,000    Mahanager Telephone Nigam GDR..........................    81,500
                                                                     -----------

            Israel - 0.6%
     1,020    Comverse Technology, Inc.*.............................    94,860
                                                                     -----------

            Italy - 1.2%
    10,480    Instituto Bancario San Paolo di
              Torino.................................................   185,822
                                                                     -----------

            Japan - 23.8%
     1,200    Acom Co................................................   100,843
     8,000    Bank of Tokyo-Mitsubushi...............................    96,547

                                                                      Value
Shares                              Description                    (See Note 1)
--------------------------------------------------------------------------------
            Japan - (continued)
    20,000    Fuji Heavy Industries..................................$  145,085
    10,000    Fujitsu................................................   345,753
    14,000    Hitachi................................................   201,799
     4,000    Ito-Yokado.............................................   240,426
    11,000    Matsushita Electric Industries.........................   284,987
    28,000    Mazda Motor............................................    75,708
     1,400    Murata Manufacturing Co................................   200,744
    57,000    Nippon Steel...........................................   119,751
        27    Nippon Telegraph & Telephone...........................   358,660
     1,500    Promise................................................   118,423
    12,000    Sakura Bank............................................    82,868
     4,000    Shin-Etsu Chemical.....................................   202,742
       300    Softbank Corp..........................................    40,699
     4,400    Sony...................................................   410,382
    14,000    Sumitomo Bank..........................................   171,464
    18,000    Sumitomo Chemical Co...................................   108,192
    25,000    Sumitomo Marine & Fire
              Insurance..............................................   145,320
     4,000    Takeda Chemical Industries.............................   262,283
                                                                     -----------
                                                                      3,712,676
                                                                     -----------

            Mexico - 1.9%
     1,900    Telefonos de Mexico ADR................................   108,537
    84,100    Walmart de Mexico (Series C)*..........................   193,982
                                                                     -----------
                                                                        302,519
                                                                     -----------

            Netherlands - 7.4%
     4,464    Fortis.................................................   129,819
     4,251    ING Groep..............................................   287,065
     4,016    Koninklijke Ahold......................................   118,093
     4,628    Koninklijke KPN........................................   206,804
     1,917    Royal Dutch Petroleum..................................   119,031
     5,778    VNU....................................................   298,148
                                                                     -----------
                                                                      1,158,960
                                                                     -----------

            South Africa - 0.7%
       314    Edgars Consolidated Stores.............................     3,013
    13,300    Sappi Ltd..............................................   100,118
                                                                     -----------
                                                                        103,131
                                                                     -----------

            South Korea - 1.7%
     1,364    Samsung Electronics GDR................................   263,252
                                                                     -----------

            Spain - 1.2%
     8,294    Telefonica S.A.*.......................................   177,993
                                                                     -----------

            Sweden - 4.4%
     4,364    Atlas Copco............................................    84,037
     4,744    ForeningsSparbanken AB.................................    69,322
    16,435    Nordic Baltic Holding AB...............................   123,803
     2,130    Sandvik AB.............................................    44,636

See accompanying notes to the financial statements.

Schedule of Investments
June 30, 2000 (Unaudited)

                                                                        Value
Shares                 Description                                  (See Note 1)
--------------------------------------------------------------------------------
            Common Stocks - (continued)
            Sweden - (continued)
    18,516    Telefonaktiebolaget LM Ericsson
              AB (Series B)..........................................$  365,999
                                                                     -----------
                                                                        687,797
                                                                     -----------

            Switzerland - 3.9%
        14    Givaudan AG*...........................................     4,256
        65    Nestle.................................................   129,952
        73    Novartis...............................................   115,505
         9    Roche Holding..........................................    87,515
     1,824    UBS....................................................   266,938
                                                                     -----------
                                                                        604,166
                                                                     -----------

            Taiwan - 2.1%
    20,616    Asustek Computer GDR*..................................   173,690
    13,400    Siliconware Precision Industries
              Co. GDR*...............................................   152,090
                                                                     -----------
                                                                        325,780
                                                                     -----------

            Turkey - 0.9%
13,003,980    Yapi ve Kredi Bankasi*.................................   144,618
                                                                     -----------

            United Kingdom - 13.8%
     8,350    Abbey National.........................................    99,785
     4,122    Allied Zurich..........................................    48,729
       449    Anglo American.........................................    21,531
     1,285    AstraZeneca............................................    59,967
     3,017    Barclays...............................................    74,983
     9,914    Barratt Developments...................................    39,292
     5,472    Billiton...............................................    22,266
    20,812    BP Amoco...............................................   199,598
     8,674    British Telecom........................................   112,055
     1,470    Cable & Wireless.......................................    24,883
     3,320    Conduit GDR*...........................................    50,523
     5,152    Diageo.................................................    46,215
     2,381    EMI Group..............................................    21,610
     5,493    Glaxo Wellcome.........................................   160,119
     4,138    Granada Group..........................................    41,313
     3,056    Halifax................................................    29,309
     5,604    HSBC Holdings..........................................    64,045
     2,419    Imperial Chemical Industries...........................    19,193
    13,780    Invensys...............................................    51,695
     8,353    Lloyds TSB Group.......................................    78,846
     1,457    Logica.................................................    34,471
     3,311    Marconi................................................    43,073
     1,744    Ocean Group............................................    28,756
     1,402    Pearson................................................    44,537
     4,988    Prudential.............................................    73,039
     2,503    Railtrack Group........................................    38,866
     3,310    Reuters Group..........................................    56,429
     1,502    RMC Group..............................................    19,540
     3,060    Scottish Power.........................................    25,922

                                                                        Value
Shares                 Description                                  (See Note 1)
--------------------------------------------------------------------------------
            United Kingdom - (continued)
     2,482    SEMA Group.............................................$   35,292
     3,006    Serco Group............................................    23,418
     4,063    Severn Trent...........................................    44,283
     6,137    Smithkline Beecham.....................................    80,302
     1,800    Smiths Industries......................................    23,416
     3,866    Unilever...............................................    23,392
    71,521    Vodafone Group.........................................   288,867
                                                                     -----------
                                                                      2,149,560
                                                                     -----------


Total - Common Stocks (Cost $13,626,375)............................. 14,999,003
                                                                     -----------
            Preferred Stocks - 1.4%
            Brazil - 0.6%
 6,786,000    Telecentro Sul Participacoes...........................    98,206
                                                                     -----------

            Germany - 0.8%
     2,050    Henkel KGaA............................................   117,317
                                                                     -----------

Total - Preferred Stocks (Cost $239,002).............................   215,523
                                                                     -----------
            Warrants and Rights - 0.0%
            France - 0.0%
       360    Lafarge, expiring 3/20/01
                (Cost $26,247).......................................     1,202
                                                                     -----------
TOTAL INVESTMENTS - 97.7%
  (Cost $13,891,624)                                                 15,215,728
Other Assets and Liabilities (net) - 2.3%                               359,269
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                           $15,574,997
                                                                     ===========


  *  Non-income producing security
ADR  American Depositary Receipt
GDR  Global Depositary Receipt

                                Sector Allocation

Banks                                                                      13.2%
Regional Telecommunications                                                 7.1
National Telecommunications                                                 6.5
Multiline Retail                                                            5.8
Oil & Gas                                                                   5.5
Communications Equipment                                                    4.9
Electronic Equipment & Instruments                                          4.8
Diversified Financials                                                      4.7
Insurance                                                                   4.6
Electrical Equipment                                                        4.4
Other                                                                      36.2
                                                                          -----
                                                                           97.7
Other Assets and  Liabilities (net)                                         2.3
                                                                          -----
Total Net Assets                                                          100.0%
                                                                          =====

See accompanying notes to the financial statements.

Govett Global Income Fund
Schedule of Investments
June 30, 2000 (Unaudited)

 Principal                                                              Value
   Amount             Description                                   (See Note 1)
--------------------------------------------------------------------------------
                  Corporate Bonds - 11.3%

                  Germany - 11.3%
EUR      400,000    Treuhandanstalt
                      7.125%, 01/29/03
                       (Cost $378,804)...............................$  400,137
                                                                     -----------

                  Government Bonds &
                    Notes - 80.4%

                  Austria - 2.8%
EUR      100,000    Republic of Austria
                      6.25%, 05/31/06................................    98,861
                                                                     -----------

                  Denmark - 3.3%
DKK      900,000    Kingdom of Denmark
                      6.00%, 11/15/09................................   117,460
                                                                     -----------

                  France - 4.0%
EUR      150,000    French Treasury Bill
                    4.50%, 07/12/03..................................   140,829
                                                                     -----------

                  Germany - 9.2%
EUR      175,000    Deutschland Republic
                      5.625%, 01/04/28...............................   169,068
EUR       50,000    Deutschland Republic
                      6.00%, 06/20/16................................    51,338
EUR      100,000    Deutschland Republic
                      6.25%, 01/04/24................................   103,392
                                                                     -----------
                                                                        323,798
                                                                     -----------

                  Ireland - 4.2%
EUR      170,000    Irish Government
                      3.50%, 10/18/05................................   149,142
                                                                     -----------

                  Italy - 9.1%
EUR   30,000,000    Government of Italy
                      3.75%, 06/08/05................................   319,346
                                                                     -----------

                  Netherlands - 4.4%
EUR      150,000    Netherlands Government
                      7.00%, 06/15/05................................   154,086
                                                                     -----------

                  New Zealand - 4.2%
NZD      300,000    New Zealand Government
                      8.00%, 11/15/06................................   148,889
                                                                     -----------

                  Sweden - 3.5%
SEK    1,000,000    Government of Sweden
                      13.00%, 06/15/01...............................   121,868
                                                                     -----------

                  United Kingdom - 5.9%
GBP       60,000    U.K. Treasury
                      6.50%, 12/07/03................................    92,532
GBP       70,000    U.K. Treasury
                      7.50%, 12/07/06................................   116,583
                                                                     -----------
                                                                        209,115
                                                                     -----------

                  United States - 29.8%
USD      200,000    U.S. Treasury Note
                      6.125%, 11/15/27...............................   199,375
USD      850,000    U.S. Treasury Note
                      6.50%, 08/31/01................................   850,000
                                                                     -----------
                                                                      1,049,375
                                                                     -----------

Total - Government Bonds and Notes
  (Cost $3,022,660)                                                   2,832,769
                                                                     -----------
TOTAL INVESTMENTS - 91.7%
(Cost $3,401,464)                                                     3,232,906
Other Assets and Liabilities (net)- 8.3%                                292,518
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $3,525,424
                                                                     ===========

DKK -- Danish Krone
EUR -- Euro
GBP -- British Pound
NZD -- New Zealand Dollar
SEK -- Swedish Krona
USD -- United States Dollar

See accompanying notes to the financial statements.

Statements of Assets and Liabilities
June 30, 2000 (Unaudited)

                                                        Emerging                      International
                                                         Markets         Smaller         Smaller      International       Global
                                                         Equity        Companies       Companies          Equity          Income
                                                          Fund            Fund            Fund             Fund            Fund
                                                      -------------   -------------   -------------   -------------   -------------
ASSETS:
Investments, at value (Note 1) -
  (see accompanying Schedule of Investments).......   $  12,726,656   $  62,348,190   $     987,837   $  15,215,728   $   3,232,906
Cash ..............................................         334,943              --          64,609          59,850         172,744
Foreign currency, at value (Note 1) ...............          78,965       1,712,951          67,952         346,414              --
Receivable from:
   Securities sold ................................         364,456         734,943              --         200,732          66,710
   Securities lending .............................              --       1,014,175              --              --              --
   Fund shares sold ...............................              --           2,939              --              --              --
   Dividends and interest .........................          19,726          48,888           1,624          38,605          54,249
   Reimbursement from investment manager (Note 2)..         105,939              --          72,229              --          56,571
Other assets ......................................           9,248           9,248           9,248          26,454           9,248
                                                      -------------   -------------   -------------   -------------   -------------
   Total assets ...................................      13,639,933      65,871,334       1,203,499      15,887,783       3,592,428
                                                      -------------   -------------   -------------   -------------   -------------
LIABILITIES:
Overdraft payable .................................              --         840,580              --              --              --
Payable for:
   Securities purchased ...........................              --         772,240              --         152,402              --
   Fund shares repurchased ........................          22,285          66,820              --          55,579           3,507
   Distributions declared .........................              --              --              --              --          13,367
   Investment manager (Note 2) ....................              --         213,721              --          39,376              --
Professional fees .................................          42,336          41,911          41,937          42,301          42,150
Accrued expenses and other liabilities ............          61,786         117,353          16,181          23,128           7,980
                                                      -------------   -------------   -------------   -------------   -------------
   Total liabilities ..............................         126,407       2,052,625          58,118         312,786          67,004
                                                      -------------   -------------   -------------   -------------   -------------
Net assets.........................................   $  13,513,526   $  63,818,709   $   1,145,381   $  15,574,997   $   3,525,424
                                                      =============   =============   =============   =============   =============
NET ASSETS CONSIST OF:
Paid-in-capital....................................      22,193,540      64,670,467         905,532      11,507,777       8,481,128
Undistributed net investment loss..................         (90,179)       (629,343)         (6,069)       (136,294)        (49,535)
Accumulated net realized gain/(loss) on investments
  and foreign currency transactions................     (11,646,038)    (11,148,662)          3,462       2,874,043      (4,734,969)
Net unrealized appreciation (depreciation) on
  investments, forward currency contracts and net
  other assets (net of accrued foreign country tax
  unrealized appreciation).........................       3,056,203      10,926,247         242,456       1,329,471        (171,200)
                                                      -------------   -------------   -------------   -------------   -------------
Net assets ........................................   $  13,513,526   $  63,818,709   $   1,145,381   $  15,574,997   $   3,525,424
                                                      =============   =============   =============   =============   =============
Class A Retail Shares:
Net assets.........................................   $  13,513,526   $  63,818,709   $      48,376   $   9,569,639   $   3,525,424
                                                      =============   =============   =============   =============   =============
Shares outstanding ................................       1,130,030       2,268,496           3,697         831,417         501,273
                                                      =============   =============   =============   =============   =============
Net Asset Value, offering and redemption
  price per share .................................   $       11.96   $       28.13   $       13.09   $       11.51   $        7.03
                                                      =============   =============   =============   =============   =============
Institutional Class Shares:
Net assets.........................................                                   $   1,097,005   $   6,005,358
                                                                                      =============   =============
Shares outstanding ................................                                          83,532         518,083
                                                      =============   =============   =============   =============   =============
Net Asset Value, offering and redemption
  price per share..................................                                   $       13.13   $       11.59
                                                      =============   =============   =============   =============   =============

Cost of investments................................   $   9,671,027   $  51,410,995   $      746,228  $  13,891,624   $   3,401,464
Cost of foreign currency...........................   $      79,607   $   1,733,300   $       67,131  $     345,767   $          --

See accompanying notes to the financial statements.

Statements of Operations
For the six months ended June 30, 2000 (Unaudited)

                                                        Emerging                      International
                                                         Markets         Smaller         Smaller      International       Global
                                                         Equity        Companies       Companies          Equity          Income
                                                          Fund            Fund            Fund             Fund            Fund
                                                      -------------   -------------   -------------   -------------   -----------

Investment income:
Interest* .........................................   $          --   $      60,376   $       3,003   $         301   $    96,213
Dividends* ........................................          87,775         121,207           1,026         127,575         3,452
                                                      -------------   -------------   -------------   -------------   -----------
   Total investment income ........................          87,775         181,583           4,029         127,876        99,665
                                                      -------------   -------------   -------------   -------------   -----------
Expenses:
Management fee (Note 2)  ..........................          78,227         341,300           5,812          92,981        13,650
Custody and administration fees ...................          79,240         178,836           8,162          70,653        14,242
12b-1 fee Class A (Note 3) ........................          27,430         119,545              87          19,835         6,377
Professional fees .................................          30,120          29,695          29,720          30,084        29,934
Transfer agency fee ...............................          58,910         240,265             281          21,021         7,055
Registration and filing fees ......................          10,827          20,952           7,486           8,704         7,842
Directors' fees and expenses ......................          16,798          16,672          16,798          16,805        16,805
Insurance .........................................           3,413           3,413           3,413           3,412         3,413
Custody Overdraft .................................           1,588           7,055              --          50,815            --
Other .............................................           4,371          14,187           2,397           3,429         3,321
                                                      -------------   -------------   -------------   -------------   -----------
   Total expenses .................................         310,924         971,920          74,156         317,739       102,639
                                                      -------------   -------------   -------------   -------------   -----------
Less: Expenses reimbursable and fees waived by the
   Manager (Note 2)................................       (165,690)        (162,988)        (65,351)        (61,239)      (59,071)
                                                      -------------   -------------   -------------   -------------   -----------
Net operating expenses ............................        145,234          808,932           8,805         256,500        43,568
                                                      -------------   -------------   -------------   -------------   -----------
Net investment income (loss) ......................        (57,459)        (627,349)         (4,776)       (128,624)       56,097
                                                      -------------   -------------   -------------   -------------   -----------
Realized and unrealized gain (loss):
Net realized gain (loss) on:
   Investment transactions ........................      1,346,551       15,763,531           7,851       2,897,412       (49,037)
   Foreign currency transactions and forward
     foreign currency contracts ...................        (53,199)           1,825          (4,387)        (23,245)      (19,785)
                                                      -------------   -------------   -------------   -------------   -----------
     Net realized gain (loss) .....................      1,293,352       15,765,356           3,464       2,874,167       (68,822)
                                                      -------------   -------------   -------------   -------------   -----------
Net unrealized appreciation (depreciation) on:
   Investments.....................................     (3,119,271)    (16,240,606)         (73,806)     (4,011,185)       40,605
   Foreign currency transactions...................        (10,220)        (10,833)           1,384           5,367        (4,346)
                                                      -------------   -------------   -------------   -------------   -----------
     Net unrealized appreciation (depreciation)
       during the period...........................     (3,129,491)    (16,251,439)         (72,422)     (4,005,818)       36,259
                                                      -------------   -------------   -------------   -------------   -----------
Net realized and unrealized gain (loss)............     (1,836,139)       (486,083)         (68,958)     (1,131,651)      (32,653)
                                                      -------------   -------------   -------------   -------------   -----------
Net increase (decrease) in net assets resulting
   from operations.................................   $ (1,893,598)   $ (1,113,432)   $     (73,734)  $  (1,260,275)  $    23,534
                                                      =============   =============   =============   =============   ===========

*Net of foreign taxes withheld of..................   $     11,430    $      6,559    $         421   $      16,656   $        34
                                                      =============   =============   =============   =============   ===========

See accompanying notes to the financial statements.

Statements of Changes in Net Assets


                                                                Emerging Markets  Equity Fund    Smaller Companies Fund
                                                                ----------------------------- -----------------------------
                                                                Six Months Ended  Year Ended  Six Months Ended Year Ended
                                                                  June 30, 2000  December 31,  June 30, 2000   December 31,
                                                                   (Unaudited)       1999       (Unaudited)       1999
                                                                ----------------  ----------- ---------------- ------------
Increase (decrease) in net assets from:
Operations:
Net investment income (loss) ..................................  $    (57,459)    $   12,236  $   (627,349)   $ (1,184,054)
Net realized gain (loss) on investment and foreign
   currency transactions ......................................     1,293,352      1,208,760    15,765,356      17,199,079
Net change in unrealized appreciation (depreciation)
   on investments, forward currency contracts,
   foreign currency, and other assets .........................    (3,129,491)     7,032,881   (16,251,439)     16,956,268
                                                                 ------------    -----------  ------------    ------------
Net increase (decrease) in net assets
   resulting from operations ..................................    (1,893,598)     8,253,877    (1,113,432)     32,971,293
                                                                 ------------    -----------  ------------    ------------
Distributions to shareholders:
From net investment income:
     Class A Retail Shares ....................................            --             --            --              --
From net realized capital gains:
     Class A Retail Shares ....................................            --             --            --              --
     Institutional Class Shares ...............................            --             --            --              --
Return of capital .............................................            --             --            --              --
                                                                 ------------    -----------  ------------    ------------
Total distributions to shareholders ...........................            --             --            --              --
                                                                 ------------    -----------  ------------    ------------
Fund share transactions (Note 5):
Class A Retail Shares:
Proceeds from shares sold .....................................       876,480      1,150,426     1,408,409       3,160,642
Net asset value of shares issued on reinvestment of
   distributions ..............................................            --             --            --              --
Cost of shares repurchased ....................................    (3,528,155)    (6,079,257)   (9,151,346)    (24,408,685)
                                                                 ------------    -----------  ------------    ------------
Net increase (decrease) in net assets resulting from
   Class A Retail Shares ......................................    (2,651,675)    (4,928,831)   (7,742,937)    (21,248,043)
                                                                 ------------    -----------  ------------    ------------
Institutional Class Shares:
Proceeds from shares sold .....................................            --             --            --              --
Net asset value of shares issued on reinvestment of
   distributions ..............................................            --             --            --              --
Cost of shares repurchased ....................................            --             --            --              --
                                                                 ------------    -----------  ------------    ------------
Net increase (decrease) in net assets resulting from
   Institutional Class Shares .................................            --             --            --              --
                                                                 ------------    -----------  ------------    ------------
Net increase (decrease) in net assets resulting from
   fund share transactions ....................................    (2,651,675)    (4,928,831)   (7,742,937)    (21,248,043)
                                                                 ------------    -----------  ------------    ------------
Total change in net assets ....................................    (4,545,273)     3,325,046    (8,856,369)     11,723,250
Net Assets:
   Beginning of period ........................................    18,058,799     14,733,753    72,675,078      60,951,827
                                                                 ------------    -----------  ------------    ------------
   End of Period* .............................................  $ 13,513,526    $18,058,799  $ 63,818,709    $ 72,675,078
                                                                 ============    ===========  ============    ============

*Including undistributed net investment loss of................  $    (90,179)   $   (32,720) $   (629,343)   $     (1,994)

See accompanying notes to the financial statements.


     International Smaller
         Companies Fund                      International Equity Fund                  Global Income Fund
------------------------------------    ------------------------------------    ------------------------------------
Six Months Ended       Year Ended       Six Months Ended       Year Ended       Six Months Ended      Year Ended
 June 30, 2000         December 31,      June 30, 2000        December 31,       June 30, 2000        December 31,
  (Unaudited)             1999            (Unaudited)             1999            (Unaudited)             1999
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     (4,776)       $      (5,308)       $   (128,624)      $     (71,221)      $      56,097       $     188,529
       3,464              127,130           2,874,167           2,237,473             (68,822)             96,854
     (72,422)             314,878          (4,005,818)          2,593,678              36,259            (733,328)
------------        -------------        ------------       -------------       -------------      --------------
     (73,734)             436,700          (1,260,275)          4,759,930              23,534            (447,945)
------------        -------------        ------------       -------------       -------------      --------------


          --                   --                  --                  --             (77,446)           (143,931)



      (2,893)              (2,996)           (264,585)         (1,385,617)                 --                  --
     (65,269)             (51,959)           (163,825)           (898,400)                 --                  --
          --                   --                  --                  --                  --             (65,494)
------------        -------------        ------------       -------------       -------------      --------------
     (68,162)             (54,955)           (428,410)         (2,284,017)            (77,446)           (209,425)
------------        -------------        ------------       -------------       -------------      --------------


      20,298               92,586              39,073             814,529              15,867              65,959
       2,810                2,928             251,685           1,306,935              38,932             132,954
     (34,778)             (45,523)         (2,368,073)         (3,133,358)           (426,146)         (2,659,154)
------------        -------------        ------------       -------------       -------------      --------------
     (11,670)              49,991          (2,077,315)         (1,011,894)           (371,347)         (2,460,241)
------------        -------------        ------------       -------------       -------------      --------------

          --                   --               1,350               2,175                  --                  --
      65,269               51,959             163,635             897,524                  --                  --
          --                   --          (1,961,373)           (126,930)                 --                  --
------------        -------------        ------------       -------------       -------------      --------------
      65,269               51,959          (1,796,388)            772,769                  --                  --
------------        -------------        ------------       -------------       -------------      --------------
      53,599              101,950          (3,873,703)           (239,125)           (371,347)         (2,460,241)
------------        -------------        ------------       -------------       -------------      --------------
     (88,297)             483,695          (5,562,388)          2,236,788            (425,259)         (3,117,611)

   1,233,678              749,983          21,137,385          18,900,597           3,950,683           7,068,294
------------        -------------        ------------       -------------       -------------      --------------
$  1,145,381        $   1,233,678        $ 15,574,997       $  21,137,385       $   3,525,424      $    3,950,683
============        =============        ============       =============       =============      ==============

$     (6,069)       $      (1,293)       $   (136,294)      $      (7,670)      $     (49,535)     $      (93,680)


Financial Highlights
For a Share Outstanding Throughout Each Period:


                                                                         Emerging Markets Equity Fund
                                            ----------------------------------------------------------------------------------------

                                                                            Class A Retail Shares
                                            ----------------------------------------------------------------------------------------

                                             Six Months
                                                Ended       Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                            June 30, 2000  December 31,    December 31,  December 31,   December 31,   December 31,
                                             (Unaudited)       1999           1998           1997           1996            1995
                                            -------------  -------------  -------------  -------------  -------------  -------------

Net asset value, beginning of period.....    $   13.54      $    7.96      $   12.24      $   13.66      $   12.24      $   13.29
                                             ---------      ---------      ---------      ---------      ---------      ---------
Income from investment operations:
Net investment income (loss)+ ...........        (0.06)            -            0.02          (0.11)         (0.13)         (0.06)
Net realized and unrealized gain (loss)
  on investments ........................        (1.52)         5.58           (4.15)         (1.31)          1.61          (0.98)
                                             ---------      ---------      ---------      ---------      ---------      ---------
   Total from investment operations .....        (1.58)         5.58           (4.13)         (1.42)          1.48          (1.04)
                                             ---------      ---------      ---------      ---------      ---------      ---------
Less distributions to shareholders:
From net investment income ..............            -             -           (0.15)             -              -              -
In excess of net investment income ......            -             -               -              -          (0.06)             -
From net realized gain ..................            -             -               -              -              -          (0.01)
                                             ---------      ---------      ---------      ---------      ---------      ---------
   Total distributions ..................            -             -           (0.15)             -          (0.06)         (0.01)
                                             ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period ..........    $   11.96      $  13.54       $    7.96      $   12.24      $   13.66      $   12.24
                                             =========      ========       =========      =========      =========      =========
Total Return.............................       (11.66)%**     70.10%         (34.18)%       (10.40)%        12.08 %        (7.84)%
Ratios/Supplemental Data:
Net Assets, end of period (000's)........    $  13,514      $ 18,059       $  14,734      $  32,899      $  56,814      $  75,887
Net operating expenses to average daily
   net assets (Note A)...................         1.85%*        1.85%           2.50%          2.50%          2.38%          2.50%
Net investment income (loss) to average
   daily net assets......................        (0.73)%*       0.08%           0.03%         (0.54)%        (0.62)%        (0.49)%
Portfolio turnover rate..................           37%           63%            121%           120%           122%           115%

----------------------------
Note A: For the years presented, AIB Govett, Inc., investment manager (or its predecessors or affiliates thereof), waived a portion of its management fee and reimbursed a portion of the other operating expenses of the Funds. Without the waiver and reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

        Expenses.........................         3.97%*        4.31%           4.09%          2.91%          2.62%          2.78%

*  Annualized
** Not Annualized
+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1.

See accompanying notes to the financial statements.



                                              Smaller Companies Fund
  -------------------------------------------------------------------------------------------------------------
                                              Class A Retail Shares
  -------------------------------------------------------------------------------------------------------------
   Six Months
     Ended             Year Ended        Year Ended          Year Ended        Year Ended         Year Ended
  June 30, 2000        December 31,      December 31,        December 31,      December 31,       December 31,
   (Unaudited)            1999              1998                 1997              1996               1995
  -------------       -------------     -------------       -------------      -------------      -------------
   $   28.69           $  16.85          $  19.09            $  21.83           $  29.96           $  19.06
   ---------           --------          --------            --------           --------           --------

       (0.28)             (0.47)            (0.35)              (0.43)             (0.44)             (0.30)
       (0.28)             12.31             (1.89)              (2.31)             (2.84)             13.32
   ---------           --------          --------            --------           --------           --------
       (0.56)             11.84             (2.24)              (2.74)             (3.28)             13.02
   ---------           --------          --------            --------           --------           --------
           -                  -                 -                   -                  -                  -

           -                  -                 -                   -              (4.85)             (2.12)
   ---------           --------          --------            --------           --------           --------
           -                  -                 -                   -              (4.85)             (2.12)
   ---------           --------          --------            --------           --------           --------
   $   28.13           $  28.69          $  16.85            $  19.09           $  21.83           $  29.96
   =========           ========          ========            ========           ========           ========
       (1.85)%**          70.27%           (11.73)%            (12.55)%           (10.62)%            69.13%

   $  63,819           $ 72,675          $ 60,952            $127,925           $259,735           $517,990
        2.35%*             2.35%             1.95%               1.95%              1.81%              1.95%
       (1.83)%*           (1.97)%           (1.51)%             (1.64)%            (1.40)%            (1.64)%
          70%                76%              104%                 77%               406%               280%


        2.83%*             3.16%             2.91%               2.59%              2.08%              2.12%

For a Share Outstanding Throughout Each Period:


                                                                         International Smaller Companies Fund
                                                 -----------------------------------------------------------------------------------
                                                            Class A Retail Shares                Institutional Class Shares
                                                 -----------------------------------------------------------------------------------
                                                       Six Months                               Six Months
                                                          Ended           Period Ended             Ended           Year Ended
                                                      June 30, 2000       December 31,         June 30, 2000      December 31,
                                                       (Unaudited)           1999(a)            (Unaudited)          1999(a)
                                                      -------------       ------------          ------------      ------------

Net asset value, beginning of period...........           $14.83              $10.90                $14.85            $ 10.00
                                                          -------             -------               -------            -------
Income from investment operations:
Net investment income (loss)+..................            (0.24)              (0.09)                (0.06)             (0.07)
Net realized income and unrealized gain
  (loss) on operations.........................            (0.67)               4.71                 (0.83)              5.61
                                                          -------             -------               -------            -------

  Total from investment operations.............            (0.91)               4.62                 (0.89)              5.54
                                                          -------             -------               -------            -------
Less distributions to shareholders:
From net investment income.....................                -                   -                     -                  -
In excess of net investment income.............                -                   -                     -                  -
From net realized gain.........................            (0.83)              (0.69)                (0.83)             (0.69)
                                                          -------             -------               -------            -------

  Total distributions..........................            (0.83)              (0.69)                (0.83)             (0.69)
                                                          -------             -------               -------            -------

Net asset value, end of period..................           $13.09              $14.83                $13.13             $14.85
                                                          =======             =======               =======            =======

Total return...................................            (6.09)%**           42.49%**              (5.98)%**          55.51%

Ratios/Supplemental Data:
Net Assets, end of period (000's)..............           $   48              $   67                $1,097             $1,167
Net operating expenses to average daily
  net assets (Note A)..........................             1.85%*              1.85%*                1.50%*             1.50%
Net investment income (loss) to average
  daily net assets.............................            (1.17)%*            (1.22)%*              (0.81)%*           (0.55)%
Portfolio turnover rate........................                6 %                87 %                   6 %               87 %

-------------------------------------------------
Note A: For the years presented, AIB Govett, Inc., investment manager (or its predecessors or affiliates thereof), waived a portion of its management fee and reimbursed a portion of the other operating expenses of the Funds. Without the waiver and reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:
Expenses.......................................            13.07 %*            15.47 %*              12.74 %*           16.91 %

(a) Commencement of Operations was May 25, 1999.
(b) Commencement of Operations was December 31, 1998.
(c) Commencement of Operations was July 24, 1998.
* Annualized
** Not Annualized
+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1.


                                                     International Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                             Class A Retail Shares                                                Institutional Class Shares
----------------------------------------------------------------------------------   -----------------------------------------------
 Six Months                                                                              Six Months
   Ended        Year Ended    Year Ended    Year Ended    Year Ended    Year Ended         Ended          Year Ended    Year Ended
June 30, 2000   December 31,  December 31,  December 31,  December 31,  December 31,    June 30, 2000     December 31,  December 31,
 (Unaudited)       1999          1998          1997          1996          1995          (Unaudited)         1998          1998
-------------   ------------  -----------  ------------  ------------  ------------    --------------     ------------  ------------
   $12.72          $11.17       $10.90       $11.19         $11.27        $10.16           $12.78           $11.19        $12.85
   ------          ------       ------       ------         ------        ------           ------           ------        ------

     0.08           (0.06)       (0.08)       (0.24)         (0.11)        (0.08)           (0.45)           (0.02)        (0.02)
    (0.97)           3.11         2.15         0.18           1.45          1.20            (0.42)            3.11         (0.13)
   ------          ------       ------       ------         ------        ------           ------           ------        ------
    (0.89)           3.05         2.07        (0.06)          1.34          1.12            (0.87)            3.09         (0.15)
   ------          ------       ------       ------         ------        ------           ------           ------        ------

        -               -            -            -          (0.11)            -                -                -             -
        -               -            -            -          (0.09)            -                -                -             -
    (0.32)          (1.50)       (1.80)       (0.23)         (1.22)        (0.01)           (0.32)           (1.50)        (1.51)
   ------          ------       ------       ------         ------        ------           ------           ------        ------
    (0.32)          (1.50)       (1.80)       (0.23)         (1.42)        (0.01)           (0.32)           (1.50)        (1.51)
   ------          ------       ------       ------         ------        ------           ------           ------        ------
   $11.51          $12.72       $11.17       $10.90         $11.19        $11.27           $11.59           $12.78        $11.19
   ======          ======       ======       ======         ======        ======           ======           ======        ======
   (6.95)%**        27.95 %      19.12%       (0.71)%        12.13 %       11.01%           (6.77)%**        28.25 %       (1.15)%**

  $9,570          $12,718      $12,223      $13,952        $25,822       $28,546           $6,005           $8,419        $6,678
    2.35 %*          2.35 %*      2.45%        2.50 %         2.39 %        2.50%            2.00 %           2.00 %*       1.75 %*
   (1.51)%*         (0.52)%     (0.62)%       (1.01)%        (1.06)%       (0.64)%          (1.18)%*         (0.17)%       (0.47)%
      28 %             41 %       109 %          51 %           84 %         101 %             28 %             41 %         109 %


    3.02 %*          3.34 %      3.30 %        3.12 %         3.09 %        2.75 %           2.65 %           2.98 %        2.90 %

For a Share Outstanding Throughout Each Period:


                                                                             Global Income Fund
                                            ----------------------------------------------------------------------------------------
                                                                            Class A Retail Shares
                                            ----------------------------------------------------------------------------------------
                                              Six Months
                                                Ended       Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                            June 30, 2000  December 31,   December 31,   December 31,   December 31,   December 31,
                                             (Unaudited)       1999           1998           1997           1996           1995
                                            -------------  -------------  -------------  -------------  -------------  -------------
Net asset value, beginning of period......      $ 7.13         $ 8.07         $ 7.82        $  8.32         $  8.97        $ 8.48
                                                ------         ------         ------        -------         -------       -------
Income from Investment operations:
Net investment income +...................        0.10           0.16           0.32           0.26            0.57          0.63
Net realized and unrealized gain (loss)
   on investments.........................       (0.05)         (0.80)          0.27          (0.30)          (0.54)         0.53
                                                ------         ------         ------        -------         -------       -------
   Total from investment operations.......        0.05          (0.64)          0.59          (0.04)           0.03          1.16
                                                ------         ------         ------        -------         -------       -------
Less distributions to shareholders:
From net investment income................       (0.15)         (0.21)         (0.06)         (0.12)          (0.66)        (0.63)
In excess of net investment income........           -              -              -              -           (0.02)        (0.04)
Return of capital.........................           -          (0.09)         (0.28)         (0.34)              -             -
                                                ------         ------         ------        -------         -------       -------

   Total distributions....................       (0.15)         (0.30)         (0.34)         (0.46)          (0.68)        (0.67)
                                                ------         ------         ------        -------         -------       -------
Net asset value, end of period............      $ 7.03         $ 7.13         $ 8.07        $  7.82         $  8.32       $  8.97
                                                ======         ======         ======        =======         =======       =======
Total Return..............................        0.74%**       (8.06)%         7.65%         (0.35)%          0.34%        14.11%
Ratios/Supplemental Data:
Net Assets, end of period (000's).........      $3,525         $3,951         $7,068        $10,277         $20,354       $41,181
Net operating expenses to average daily
   net assets (Note A)....................        2.35%*         2.35%          1.75%          1.75%           1.64%         1.75%
Net investment income (loss) to average
   daily net assets.......................        3.07%*         3.56%          4.37%          4.23%           7.17%         7.45%
Portfolio turnover rate...................          65%            33%            23%            76%            236%          249%

-----------------------------------
Note A: For the years presented, AIB Govett, Inc., investment manager (or its predecessors or affiliates thereof), waived a portion of its management fee and reimbursed a portion of the other operating expenses of the Funds. Without the waiver and reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

   Expenses...............................        5.59%*         4.51%          3.54%          2.82%           2.38          1.93%

*   Annualized
**  Not Annualized
+ Per share net investment income does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income. See Note 1.

See accompanying notes to the financial statements.

Notes to Financial Statements


Note 1-Significant Accounting Policies
The Govett Funds, Inc. (the "Company") consists of seven series (individually a "Fund" and collectively the "Funds") which are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Five series are currently being offered to the public, as diversified open-end investment companies, except Govett Global Income Fund, which is a non-diversified investment company.

Each fund has authorized the issuance of Retail Shares (Class A and Class B) and Institutional Class shares. Presently, none of the Funds offer Class B shares and only the International Equity Fund and International Smaller Companies Fund have Institutional Class shares outstanding. Each class of shares has equal rights as to assets and voting privileges. Class A and Class B have exclusive voting rights for their respective distribution plan. Each class of shares differs in its respective service, distribution and transfer agent expenses.

Each Fund, except Govett Global Income Fund, seeks long-term capital appreciation by investing in certain geographical regions or companies. Govett Global Income Fund seeks primarily a high level of current income, consistent with preservation of capital.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Portfolio Valuation--Portfolio securities listed or traded on domestic or foreign securities exchanges are valued at the last quoted sales price. Securities listed or traded on the over-the-counter market are valued at the mean between the latest available current bid and asked prices. Bonds and short-term debt securities with remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, they are based on prices for securities of comparable maturity, quality and type. Prices are obtained from pricing services as authorized by the Company's Board of Directors. Short-term debt securities which mature in 60 days or less are valued at amortized cost. Foreign securities quoted in foreign currency are translated into U.S. dollars at the foreign currency rates applicable on that day or at such other rates as AIB Govett, Inc. ("AIB Govett") or the "Manager") and AIB Govett Asset Management Limited ("AIB Govett" or the "Manager") and AIB Govett Asset Management Limited ("AIB Govett London" or the "Subadviser") may determine to be appropriate in computing net asset value. Securities for which there are no representative quotations or valuations are valued at fair value as determined in good faith by the Board of Directors.

Repurchase Agreements--Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The Value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. The Manager and Subadviser, acting under the supervision of the Board of Directors, review the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Foreign Currency Translation--Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the foreign currency exchange rates applicable on that day. Purchases and sales of securities, income receipts and expense payments are translated in U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency translations represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are not included with the net realized and unrealized gain or loss on investment transactions.

Forward Foreign Currency Exchange Contracts--The Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales or securities or to hedge the value of some or all of a Fund's portfolio securities. Forward foreign currency contracts are marked-to-market daily using the forward foreign currency exchange rates applicable on that day or at such other rates as the Subadviser may determine to be appropriate.

Taxes--No provision has been made for income tax because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

Distributions to Shareholders--All of the Funds except Govett Global Income Fund intend to declare and pay distributions from net investment income and net realized gains, if any, annually. The Global Income Fund seeks to declare dividends daily and to pay dividends monthly from net investment income, if any, and to declare and pay distributions from net realized gains, if any, annually.

Security Transactions and Related Investment Income--Security transactions are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined on the identified cost basis. Original issue discount and premium on debt securities is amortized using the yield to maturity method. Market discount on debt securities is amortized on a straight-line basis.

Expenses--Fund expenses not directly attributable to the operations of specific class of shares are allocated pro rata to each class on the basis of the relative net assets of the respective classes. Expenses which are not readily attributable to a specific Fund are allocated in such manner as deemed equitable by the Company's Board of Directors, taking into consideration, among other things, the nature and type of expense.

Note 2-Management Fee and Affiliated Service Providers
The Manager and Subadviser, pursuant to the terms of their respective investment management contracts, provide all investment management services to the Funds. As compensation for these services, the Manager earns a monthly fee computed at an annual rate of 1.00% (0.75% for the Global Income Fund) of the value of the average daily net assets of each Fund. The Manager agreed to waive a portion of its management fee and to reimburse a portion of the other operating expenses to the extent that the Funds' annual ordinary operating expenses exceed 2.35% for Class A shares and 2.00% for Institutional Class shares for Smaller Companies Fund, International Equity Fund and Global Income Fund and 1.85% for Class A shares and 1.50% for Institutional Class Shares for the Emerging Markets Equity Fund and International Smaller Companies Fund.

Note 3-Distribution Agreement/12b-l Plan
The Funds have adopted a Distribution and Service Plan for their Class A shares pursuant to Rule 12b-l on the 1940 Act. The Funds pay a distribution fee, computed daily and paid quarterly, equal to an annual rate not to exceed 0.35% of the value of each Fund's average daily net assets, attributable to Class A shares, for providing ongoing distribution services and facilities to the Fund's Class A shares.

Note-4 Purchases and Sales Securities
Costs of purchases and proceeds from sales of securities, excluding short-term obligations, for the period ended June 30, 2000, were as follows

                                                  Purchases        Sales
                                                 -----------    -----------
Emerging Markets Equity....................      $ 5,700,793    $ 8,913,102
                                                 ===========    ===========
Smaller Companies..........................      $45,885,585    $55,412,235
                                                 ===========    ===========
International Smaller Companies............      $    64,140    $   154,022
                                                 ===========    ===========
International Equity.......................      $ 5,160,095    $10,050,174
                                                 ===========    ===========
Global Income:
   U.S. Government securities..............      $ 1,024,095    $ 1,592,868
   Other Investments.......................        1,275,922      1,374,036
                                                 -----------    -----------
                                                 $ 2,300,017    $ 2,966,904
                                                 ===========    ===========


Note 5-Fund Share Transactions
The Company's Articles of Incorporation permit the Company's Board of Directors to establish an unlimited number of series (or Funds), each of which may issue one or more separate classes of shares. The Company can issue up to a total of three billion shares and has authorized 250 million shares for each Fund. Transactions in fund shares for the periods indicated below are as follows:

                                 Smaller Companies
                                       Fund                Global Income Fund
                              -----------------------   -----------------------
                              Period Ended Year Ended   Period Ended Year Ended
                                6/30/00     12/31/99      6/30/00     12/31/99
                              ------------ ----------   ------------ ----------
Shares Sold...............       49,202      156,616       2,287        6,907
Shares Issued on
   reinvestment
   of distributions.......           --           --       5,572       19,253
Shares repurchased........     (313,414)  (1,241,105)    (60,851)    (348,297)
                                -------    ---------      ------      -------
Net decrease..............     (264,212)  (1,084,489)    (52,992)    (322,137)
                                =======    =========      ======      =======

                                    International Smaller Companies Fund
                             ---------------------------------------------------
                                                            Institutional
                               Class A Retail Sales         Class Shares
                             ------------------------- -------------------------
                             Period Ended Period Ended Period Ended Period Ended
                                6/30/00     12/31/99     06/30/00     12/31/99
                             ------------ ------------ ------------ ------------
Shares Sold.............        1,297        7,642           --           --
Shares issued on
reinvestment
of distributions........          216          200        4,989        3,545
Shares repurchased......       (2,340)      (3,318)          --           --
                                -----        -----        -----        -----
Net increase (decrease).         (827)       4,524        4,989        3,545
                                =====        =====        =====        =====

                                                Emerging Markets Equity Fund
                                                ----------------------------
                                                 Period Ended   Year Ended
                                                   06/30/00      12/31/99
                                                -------------- -------------
Shares sold............................             70,082       109,581
Shares repurchased.....................           (274,123)     (627,098)
                                                   -------       -------
Net decrease...........................           (204,041)     (517,517)
                                                   =======       =======

                                            International Equity Fund
                             ---------------------------------------------------------
                               Class A Retail Shares       Institutional Class Shares
                             ------------------------     ----------------------------
                             Period Ended  Year Ended     Period Ended   Period Ended
                               06/30/00     12/31/99        06/30/00       12/31/99
                             ------------  ----------     -----------    ------------
Shares sold..............         3,195       68,159             111            182
Shares issued on
  reinvestment
  of distributions.......        21,863      105,584          14,118         72,178
Shares repurchased.......      (193,682)    (268,017)       (154,917)       (10,425)
                               --------     --------        --------        -------
Net increase
  (decrease).............      (168,624)     (94,274)       (140,688)        61,935
                               ========     ========        ========        =======

At June 30, 2000, 3 shareholders held a total of 61% of the outstanding Class A retail shares of the International Smaller Companies Fund (with each shareholder holding more than 10% of outstanding shares) and 1 shareholder held 100% of the Institutional Class shares of the same fund.

At June 30, 2000, 1 shareholder held a total of 10% of the outstanding Class A retail shares of the International Equity Fund and 1 shareholder held 67% of the Institutional Class shares of the same fund.

At June 30, 2000, 1 shareholder held a total of 11% of the outstanding Class A retail shares of the Global Income Fund.

Note 6--Federal Income Tax Cost

At June 30, 2000, the cost and gross unrealized appreciation and depreciation in value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

                                                    Emerging         Smaller
                                                 Markets Equity     Companies
                                                      Fund            Fund
                                                 --------------     ---------
Aggregate cost...............................      $9,671,027       $51,410,995
                                                   ==========       ===========
Gross unrealized appreciation................       3,585,007        15,994,047
Gross unrealized depreciation................        (529,378)       (5,056,852)
                                                   ----------       -----------
Net unrealized appreciation..................      $3,055,629       $10,937,195
                                                   ==========       ===========
                                        International Smaller     International
                                              Companies               Equity
                                                 Fund                  Fund
                                        ---------------------     -------------
Aggregate cost.......................       $746,228               $13,891,624
                                        =====================     =============
Gross unrealized appreciation........        300,952                 2,981,545
Gross unrealized depreciation........        (59,343)               (1,657,441)
                                        ---------------------     -------------
Net unrealized appreciation..........       $241,609               $ 1,324,104
                                        =====================     =============
                                                                      Global
                                                                      Income
                                                                       Fund
                                                                    ----------
Aggregate Cost.................................................     $3,401,464
                                                                    ==========
Gross unrealized appreciation..................................         27,810
Gross unrealized depreciation..................................       (196,368)
                                                                    ----------
Net unrealized depreciation....................................     $ (168,558)
                                                                    ==========

Note 7--Financial Instruments

The Funds regularly trade financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to market risk, such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts (see Schedule of Investments).

The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Note 8--Portfolio Investment Risks

Each Fund primarily purchases securities of foreign issuers other than Smaller Companies Fund, which may purchase such securities. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. These risks and considerations may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities and most foreign securities are subject to the risk of currency rate fluctuations.

Note 9--Plan of Reorganization

On August 4, 2000, shareholders approved a tax-free Plan of Reorganization (effective August 11, 2000) between ARK Funds and the Company providing for the transfer of all of the assets and liabilities of Global Income Fund, Emerging Markets Equity Fund and International Equity Fund (collectively, the "Acquired Funds") to ARK Income Portfolio, ARK Emerging Markets Equity Portfolio and ARK International Equity Selection Portfolio (collectively, the "Acquiring Funds"), respectively. The transfer of assets and liabilities will be in exchange for shares of the Acquiring Funds corresponding to the same net assets and shares held by the respective Acquired Funds. The corresponding shares, net assets and unrealized appreciation of the Acquired Funds are as follows:

                                                                   Unrealized
           Fund                     Shares       Net Assets       Appreciation
           ----                     ------       ----------       ------------

Global Income Fund...........      492,602       $3,394,864       $    4,228
Emerging Markets Equity
  Fund.......................    1,088,953       12,154,505        1,848,245
International Equity Fund....    1,622,389       14,480,211          630,574

On August 18, 2000, shareholders approved a tax-free Plan of Reorganization between the ARK Funds and the Company providing for the transfer of all of the assets and liabilities of Smaller Companies Fund to Small Cap Equity Portfolio, in exchange for shares of the Small Cap Equity Portfolio corresponding to the same net assets as shares held in the Smaller Companies Fund.

The International Smaller Companies Fund will be liquidated pending shareholder approval.

--------------------------------------------------------------------------------
Voting Results of Special Meetings of Shareholders (Unaudited)

The proposals described below were submitted to a vote of shareholders of Govett Funds at a special meeting of shareholders held on August 4, 2000 (the "Meeting"):

  Proposal No. 1--Proposal to reorganize the Govett International Equity Fund with and into the ARK International Equity Selection Portfolio, to reorganize the Govett Global Income Fund with and into the ARK Income Portfolio and also to reorganize the Govett Emerging Markets Equity Fund with and into the ARK Emerging Markets Equity Portfolio.

At the Meeting the shareholders approved Proposal No. 1 as follows:

             Fund                           For      Against      Abstain
             ----                           ---      -------      -------

International Equity Fund...........      858,635     5,715       23,153

Global Income Fund..................      329,900       394       10,936

Emerging Markets Fund...............      586,201    15,433       21,277

Proposal No. 2--If shareholders of ARK International Equity Selection Portfolio do not approve certain changes, the proposal is to reorganize the Govett International Equity Fund with and into the ARK International Equity Portfolio.

At the Meeting the shareholders approved Proposal No. 2 as follows:

  For     Against     Abstain
  ---     -------     -------

854,246    10,770      22,487

The proposal described below was submitted to a vote of shareholders of Govett Funds at a special meeting of shareholders held on August 18, 2000 (the "Meetings"):

Proposal No. 1--Proposal to reorganize the Govett Small Companies Fund with and into the ARK Small-Cap Equity Portfolio.

At the Meetings the shareholders approved Proposal No. 1 as follows:


  For        Against     Abstain
  ---        -------     -------

1,154,933     34,644      44,925